Condensed Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Statement of Cash Flows [Abstract]
Net cash generated from operating activities	$ 19,422	$ 9,055
Investing activities
Purchases of property, plant and equipment	(3,045)	(1,570)
Deposit in short-term investments	(16,000)	(46,587)
Proceeds from short-term investments	40,270
Investment in an equity investee	(7,000)	(5,000)
Net cash generated from/(used in) investing activities	14,225	(53,157)
Financing activities
Proceeds from issuance of ordinary shares	174	110,305
Purchases of treasury shares	(1,367)	(604)
Dividends paid to a non-controlling shareholder of a subsidiary	(37)
Proceeds from bank borrowings	22,551	5,128
Repayment of bank borrowings	(22,564)	(13,128)
Payment of issuance costs		(12,721)
Net cash (used in)/generated from financing activities	(1,243)	88,980
Net increase in cash and cash equivalents	32,404	44,878
Effect of exchange rate changes on cash and cash equivalents	697	(867)
Net increase in cash and cash equivalents, including effect of exchange rate changes	33,101	44,011
Cash and cash equivalents at beginning of period	79,431	31,941
Cash and cash equivalents at end of period	$ 112,532	$ 75,952